Commitments And Contingencies (Parenthetical) (Detail)		3 Months Ended
	Oct. 31, 2021	Mar. 31, 2022
Disclosure of detailed explanation of Undiscounted Contractual Cash Flows [Abstract]
Leases term	12 years	12 years